Other general administrative expenses (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Information [Abstract]
Approximate value of taxes (audit fees)	R$ 2.9	R$ 3.7	R$ 1.8
Services provided by other audit firms	R$ 1.3	R$ 13.2	R$ 4.9